Loans and Allowance for Credit Losses - Activity in Allowance for Credit Losses by Portfolio Class (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		$ 6,155		$ 8,010	$ 4,491
Allowance for acquired credit losses	[1]	336
Change in accounting principle	[2]				1,499
Provision for credit losses		1,977	[3]	(1,173)	3,806
Loans charged-off		1,500	[4]	1,208	2,180
Less recoveries of loans charged-off		(437)		(526)	(394)
Net loan charge-offs (recoveries)		1,063		682	1,786
Other changes		(1)
Balance at end of period		7,404		6,155	8,010
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		1,849		2,423	1,484
Allowance for acquired credit losses	[1]	163
Change in accounting principle	[2]				378
Provision for credit losses		378	[3]	(471)	1,074
Loans charged-off		319	[4]	222	575
Less recoveries of loans charged-off		(92)		(119)	(62)
Net loan charge-offs (recoveries)		227		103	513
Balance at end of period		2,163		1,849	2,423
Commercial Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		1,123		1,544	799
Allowance for acquired credit losses	[1]	87
Change in accounting principle	[2]				(122)
Provision for credit losses		152	[3]	(419)	1,054
Loans charged-off		54	[4]	29	210
Less recoveries of loans charged-off		(17)		(27)	(23)
Net loan charge-offs (recoveries)		37		2	187
Balance at end of period		1,325		1,123	1,544
Residential Mortgages [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		565		573	433
Allowance for acquired credit losses	[1]	36
Change in accounting principle	[2]				(30)
Provision for credit losses		302	[3]	(40)	158
Loans charged-off		13	[4]	18	19
Less recoveries of loans charged-off		(36)		(50)	(31)
Net loan charge-offs (recoveries)		(23)		(32)	(12)
Balance at end of period		926		565	573
Other Retail [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		945		1,115	647
Allowance for acquired credit losses	[1]	5
Change in accounting principle	[2]				401
Provision for credit losses		319	[3]	(73)	336
Loans charged-off		418	[4]	253	401
Less recoveries of loans charged-off		(120)		(156)	(132)
Net loan charge-offs (recoveries)		298		97	269
Other changes		(1)
Balance at end of period		970		945	1,115
Credit Card [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period		1,673		2,355	1,128
Allowance for acquired credit losses	[1]	45
Change in accounting principle	[2]				872
Provision for credit losses		826	[3]	(170)	1,184
Loans charged-off		696	[4]	686	975
Less recoveries of loans charged-off		(172)		(174)	(146)
Net loan charge-offs (recoveries)		524		512	829
Balance at end of period		$ 2,020		$ 1,673	$ 2,355

[1]	Represents allowance for purchased credit deteriorated and charged-off loans acquired from MUB.
[2]	Effective January 1, 2020, the Company adopted accounting guidance which changed impairment recognition of financial instruments to a model that is based on expected losses rather than incurred losses. Upon adoption, the Company increased its allowance for credit losses and reduced retained earnings net of deferred taxes through a cumulative-effect adjustment.
[3]	Includes $662 million of provision for credit losses related to the acquisition of MUB.
[4]	Includes $179 million of total charge-offs primarily on loans previously charged-off by MUB, which were written up upon acquisition to unpaid principal balance as required by purchase accounting.